FAIR VALUE MEASUREMENTS (Detail Textuals) - USD ($)			12 Months Ended
	Sep. 12, 2013	Mar. 14, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2015
Class of Warrant or Right [Line Items]
Fair value of warrant liability					$ 225,000	$ 0
Common Stock Closing Price			$ 0.048			$ 0.035
Warrant Liability
Class of Warrant or Right [Line Items]
Fair value of warrant liability			$ 5,760	$ 607,199	$ 225,000
Valuation techniques of fair value of warrant liability			Black Scholes Option Pricing Model	Black Scholes Option Pricing Model	Black Scholes Option Pricing Model
Common Stock Closing Price			$ 0.048	$ 0.06
Dividend yield			0.00%	0.00%	0.00%
Risk free interest rate			0.03%	0.10%	0.02%
Warrant Issued
Class of Warrant or Right [Line Items]
Fair value of warrant liability	$ 400,000	$ 7,200			$ 299,999
Valuation techniques of fair value of warrant liability	Black Scholes Option Pricing Model	Black Scholes Option Pricing Model			Black Scholes Option Pricing Model
Dividend yield	0.00%	0.00%			0.00%